Financial instruments - Sensitivity analysis (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
10% strengthening of currency:
Percentage of strengthening of currency	10.00%	10.00%
Increase (decrease) in profit and loss	$ (11)	$ (125)
Increase (decrease) in equity	$ (11)	$ (125)
10% weakening of currency:
Percentage of weakening of currency	10.00%	10.00%
Increase (decrease) in profit and loss	$ 11	$ 125
Increase (decrease) in equity	11	125
GBP
10% strengthening of currency:
Increase (decrease) in profit and loss	(11)	(126)
Increase (decrease) in equity	(11)	(126)
10% weakening of currency:
Increase (decrease) in profit and loss	11	126
Increase (decrease) in equity	$ 11	126
AUD
10% strengthening of currency:
Increase (decrease) in profit and loss		1
Increase (decrease) in equity		1
10% weakening of currency:
Increase (decrease) in profit and loss		(1)
Increase (decrease) in equity		$ (1)